Investment Income - Summary of Investment Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of investment income [line items]
Interest income	€ 5,340	€ 5,426	€ 5,835
Dividend income	1,528	1,609	1,571
Rental income	99	114	125
Investment income	6,967	7,149	7,531
Fair value interest income	4,533	4,688	4,943
Financial assets impaired [member]
Disclosure of investment income [line items]
Interest income	53	70	€ 146
Aegon N.V [member]
Disclosure of investment income [line items]
Interest income from intercompany loans	12	16
Interest income from derivatives	1	(6)
Investment income	€ 13	€ 10